Share Capital	12 Months Ended
Mar. 31, 2022
Disclosure Of Classes Of Share Capital Abstract
Share Capital [Text Block]

11. Share Capital

Authorized

Unlimited number of common shares without par value
Unlimited number of preferred shares without par value

Share Consolidation

On August 28, 2020 the Company completed a consolidation of its common shares on the basis of seven pre-consolidation shares for one post-consolidation common share. On the same date, the Company's post-consolidation common shares began trading on the Nasdaq stock exchange and ceased trading on the OTCQB exchange in the US, and the post-consolidation shares continued trading on the TSX Venture exchange in Canada. A total of three fractional shares were cancelled as a result of the share consolidation. All references to share and per share amounts in these consolidated financial statements have been retroactively restated to give effect to this share consolidation.

Issued

During the year ended March 31, 2022, the Company issued a total of 2,255,478 common shares, including 1,925,656 shares from the exercise of warrants, and 329,822 shares from the exercise of options.

During the year ended March 31, 2021, the Company issued a total of 5,405,809 common shares, including 1,672,028 shares from the exercise of warrants, 145,537 shares from the exercise of options, 1,703,240 shares from converted debentures and 1,860,000 shares issued in the Company's IPO as well as 25,000 shares issued in a concurrent private placement and an additional 5 net fractional issued as a result of the share consolidation.

On August 28, 2020 the Company announced the pricing of its U.S. initial public offering of 1,860,000 common shares and concurrent private placement of 25,000 common shares, which closed on September 1, 2020. Both the initial public offering and the concurrent private placement priced at $20.00 per share for gross proceeds of $37.7 million before underwriting discounts and other costs. On announcement of the IPO the Company completed a consolidation of its common shares on the basis of seven pre-consolidation shares for one post-consolidation share and the Company's shares commenced trading on the Nasdaq stock exchange, ceased trading on the OTCQB exchange, and continued to trade on the TSX Venture Exchange.

During the year ended March 31, 2020 the Company issued a total of 2,028,542 shares pursuant to the exercise of 119,292 options, the exercise of 17,857 warrants, conversion of debentures for 17,857 shares and 1,873,536 shares issued in a private placement of unit securities during May 2019.

In May 2019, the Company completed a brokered private placement of units for gross proceeds of $4.0 million. Under the offering the Company sold 1,873,536 Units at a price of $2.135 per unit, with each unit being comprised of one GreenPower common share and one-half share purchase warrant. Each full warrant is exercisable into one share for a period of four years at an exercise price of $2.6677 per share, and the warrants contain terms whereby if the share price is above CAD $8.40 per share for ten (10) consecutive trading days then the Company may issue an acceleration notice to accelerate the expiry of the warrants by thirty (30) days from the date of the acceleration notice.

As at March 31, 2022 and March 31, 2021 the Company had no shares held in escrow.